Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Movements in share award units [text block table]

Share units (in thousands)	2020	2019
Balance outstanding as of January 01	168,332	143,923[1]
Granted	44,768	64,217
Released	(32,454)	(28,475)
Forfeited	(62,398)	(11,157)
Other movements	(441)	(177)
Balance outstanding as of December 31	117,806	168,332

[1]Share Units outstanding at the beginning of year 2019 restated

Awards Granted Released and Remaining [text block table]

	2020			2019
	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in the year	Weighted average share price at release in year	Weighted average remaining contractual life in years
DB Equity Plan	€ 7.20	7.79	2	€ 6.34	7.6	2

DWS Share Awards [text block table]

	DWS Equity Plan		DWS SAR Plan
	2020	2019	2020		2019
Share units (in thousands)	Number of Awards	Number of Awards	Number of Awards	Weighted-average exercise price	Number of Awards	Weighted-average exercise price
Outstanding at beginning of year	2,040	1,248	2,087[1]	€ 24.65	2,192	€ 24.65
Granted	805	1,003	0	-	0	-
Issued or Exercised	(368)	(186)	(766)	€ 24.65	0	-
Forfeited	(54)	(42)	(52)	€ 24.65	(110)	€ 24.65
Expired	0	0	0	-	0	-
Other Movements	(6)	16	(14)	€ 24.65	4	€ 24.65
Outstanding at end of year	2,418	2,040	1,254	€ 24.65	2,087[1]	€ 24.65
Of which, exercisable	0	0	0	-	0	-

1DWS SAR Plan share Units outstanding at the end of year 2019 restated.

DWS Awards Granted Released and Remaining [text block table]

	2020			2019
	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in the year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years
DWS Equity Plan	€ 29.07	€ 34.88	2	€ 20.98	€ 26.33	3
DWS SAR Plan	n/a	€ 31.95	5	n/a	n/a	6

DWS Share based Plans [text block table]

	Measurement date Dec 31, 2020	Measurement date Dec 31, 2019
Units (in thousands)	1,254	2,087
Fair value	€ 10.68	€ 8.19
Share price	€ 34.80	€ 31.70
Exercise price	€ 24.65	€ 24.65
Expected volatility (weighted-average)	33%	34%
Expected life (weighted-average) in years	5	6
Expected dividends (% of income)	65%	65%

Breakdown of Benefit Obligation [text block table]

	Dec 31, 2020
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,950	706	236	648	6,540
Participants in deferred status	2,639	2,876	561	111	6,187
Participants in payment status	5,943	1,335	530	272	8,080
Total defined benefit obligation	13,532	4,917	1,327	1,031	20,807
Fair value of plan assets	12,658	5,705	1,107	987	20,457
Funding ratio (in %)	94%	116%	83%[1]	96%	98%

1US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 168 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%.

	Dec 31, 2019
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	5,031	680	282	650	6,643
Participants in deferred status	2,483	2,569	593	119	5,764
Participants in payment status	5,756	1,438	543	274	8,011
Total defined benefit obligation	13,270	4,687	1,418	1,043	20,418
Fair value of plan assets	11,915	5,615	1,143	982	19,655
Funding ratio (in %)	90%	120%	81%[1]	94%	96%

1US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 181 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]

in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2020	456	160	96	80	792
Benefits expected to be paid 2021	505	134	70	59	768
Benefits expected to be paid 2022	503	98	71	56	728
Benefits expected to be paid 2023	521	110	74	55	760
Benefits expected to be paid 2024	536	118	74	59	787
Benefits expected to be paid 2025	551	131	75	57	814
Benefits expected to be paid 2026 – 2030	2,949	762	376	281	4,368
Weighted average duration of defined benefit obligation (in years)	14	20	11	12	15

Actuarial Assumptions [text block table]

	Dec 31, 2020				Dec 31, 2019
	Germany	UK	U.S.[1]	Other	Germany	UK	U.S.[1]	Other
Discount rate (in %)	0.60%	1.26%	2.31%	1.51%	0.93%	1.91%	3.16%	1.92%
Rate of price inflation (in %)	1.29%	3.22%	2.10%	1.54%	1.40%	3.29%	2.20%	1.70%
Rate of nominal increase in future compensation levels (in %)	1.79%	3.72%	2.20%	2.57%	1.90%	3.79%	2.30%	2.71%
Rate of nominal increase for pensions in payment (in %)	1.19%	3.08%	2.10%	0.86%	1.30%	3.19%	2.20%	0.91%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	21.2	23.5	21.8	22.0	21.1	23.4	22.0	21.9
For a female aged 65 at measurement date	23.5	25.0	23.2	24.2	23.4	24.9	23.4	24.1
For a male aged 45 at measurement date	22.5	24.5	23.2	23.3	22.5	24.4	23.5	23.3
For a female aged 45 at measurement date	24.6	26.4	24.5	25.6	24.5	26.2	24.9	25.5

Mortality tables applied	Modified Richttafeln Heubeck 2018G	SAPS (S3) Very Light with CMI 2019 projections	PRI-2012 with MP-2020 projection	Country specific tables	Modified Richttafeln Heubeck 2018G	SAPS (S3) Light with CMI 2018 projections	PRI-2012 with MP-2019 projection	Country specific tables

[1]Cash balance interest crediting rate in line with the 30-year US government bond yield.

Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]

Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2020
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,270	4,687	1,418	1,043	20,418
Defined benefit cost recognized in Profit & Loss
Current service cost	200	28	12	42	282
Interest cost	122	85	43	18	268
Past service cost and gain or loss arising from settlements	(22)[1]	11	0	0	(11)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	536	600	75	39	1,250
Actuarial gain or loss arising from changes in demographic assumptions	110	(11)	(9)	2	92
Actuarial gain or loss arising from experience	(73)	(68)	3	(14)	(152)
Cash flow and other changes
Contributions by plan participants	4	0	0	15	19
Benefits paid	(456)	(160)	(96)	(80)	(792)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(158)[2]	0	0	0	(158)
Exchange rate changes	0	(255)	(119)	(36)	(410)
Other	(1)	0	0	2	1
Balance, end of year	13,532	4,917	1,327	1,031	20,807
thereof:
Unfunded	0	15	195	105	315
Funded	13,532	4,902	1,132	926	20,492

Change in fair value of plan assets:
Balance, beginning of year	11,915	5,615	1,143	982	19,655
Defined benefit cost recognized in Profit & Loss
Interest income	111	101	34	17	263
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	777	456	60	42	1,335
Cash flow and other changes
Contributions by plan participants	4	0	0	15	19
Contributions by the employer	444	0	56	28	528
Benefits paid[3]	(456)	(159)	(84)	(65)	(764)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(137)[2]	0	0	0	(137)
Exchange rate changes	0	(303)	(99)	(31)	(433)
Other	0	0	0	0	0
Plan administration costs	0	(5)	(3)	(1)	(9)
Balance, end of year	12,658	5,705	1,107	987	20,457
Funded status, end of year	(874)	788	(220)	(44)	(350)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(40)	(40)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	2	2
Exchange rate changes	0	0	0	0	0
Balance, end of year	0	0	0	(38)	(38)

Net asset (liability) recognized	(874)	788	(220)	(82)	(388)

[1]Contains a past service credit of € 48 million due to the introduction of a capital option for a specific plan sponsored by former Postbank.

[2] Postbank Systems AG.

[3]For funded plans only.

[4]Thereof € 877 million recognized in Other assets and € 1,265 million in Other liabilities.

	2019
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	11,953	3,868	1,337	962	18,120
Defined benefit cost recognized in Profit & Loss
Current service cost	192	26	14	44	276
Interest cost	201	106	56	26	389
Past service cost and gain or loss arising from settlements	19	3	0	(12)	10
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	1,179	582	112	67	1,940
Actuarial gain or loss arising from changes in demographic assumptions	125[1]	(105)	(11)	(1)	8
Actuarial gain or loss arising from experience	43	113	(8)	(5)	143
Cash flow and other changes
Contributions by plan participants	4	0	0	17	21
Benefits paid[2]	(446)	(154)	(109)	(73)	(782)
Payments in respect to settlements	0	0	0	(11)	(11)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	248	27	24	299
Other	0	0	0	5	5
Balance, end of year	13,270	4,687	1,418	1,043	20,418
thereof:
Unfunded	0	16	210	121	347
Funded	13,270	4,671	1,208	922	20,071

Change in fair value of plan assets:
Balance, beginning of year	10,877	4,884	1,074	892	17,727
Defined benefit cost recognized in Profit & Loss
Interest income	185	134	44	23	386
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	137	448	80	54	719
Cash flow and other changes
Contributions by plan participants	4	0	0	18	22
Contributions by the employer	1,158	0	22	25	1,205
Benefits paid[1]	(446)	(153)	(96)	(56)	(751)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	304	22	27	353
Other	0	0	0	0	0
Plan administration costs	0	(2)	(3)	(1)	(6)
Balance, end of year	11,915	5,615	1,143	982	19,655
Funded status, end of year	(1,355)	928	(275)	(61)	(763)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(25)	(25)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(14)	(14)
Exchange rate changes	0	0	0	(1)	(1)
Balance, end of year	0	0	0	(40)	(40)

Net asset (liability) recognized	(1,355)	928	(275)	(101)	(803)[3]

[1]Resulting predominantly from updated mortality assumptions (modified Heubeck 2018G instead of Heubeck 2018G).

[2]For funded plans only.

[3]Thereof € 1,011 million recognized in Other assets and € 1,814 million in Other liabilities.

Plan Asset Allocation [text block table]

	Dec 31, 2020					Dec 31, 2019
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	290	504	67	57	918	340	292	57	64	753
Equity instruments[1]	899	609	126	57	1,691	875	643	116	53	1,687
Investment-grade bonds[2]
Government	2,829	1,048[3]	422	167	4,466	2,508	1,633	432	202	4,775
Non-government bonds	6,144	2,034[3]	387	258	8,823	5,921	2,847	425	216	9,409
Non-investment-grade bonds
Government	99	2	1	18	120	125	7	1	16	149
Non-government bonds	236	107	37	28	408	259	124	17	17	417
Securitized and other Debt Investments	1	122	73	0	196	1	157	67	1	226
Insurance	1	1,248[3]	0	13	1,262	0	0	0	15	15
Alternatives
Real estate	443	37	0	79	559	361	42	0	67	470
Commodities	24	0	0	0	24	0	0	0	0	0
Private equity	72	0	0	23	95	63	0	0	25	88
Other[4]	1,406	0	0	271	1,677	1,579	0	0	284	1,863
Derivatives (Market Value)
Interest rate	78	(18)	(3)	0	57	(263)	35	10	7	(211)
Credit	115	(107)	15	1	24	110	1	19	1	131
Inflation	0	(109)	0	11	(98)	26	(126)	0	11	(89)
Foreign exchange	20	3	0	4	27	6	4	0	3	13
Other	1	225	(18)	0	208	4	(44)	(1)	0	(41)
Total fair value of plan assets	12,658	5,705	1,107	987	20,457	11,915	5,615	1,143	982	19,655

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

[3]The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.

[4]Amongst others this position contains commingled funds which could not be segregated into the other asset categories.

Plan Asset Allocation Level 1 [text block table]

	Dec 31, 2020					Dec 31, 2019
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	226	504	63	26	819	339	292	54	30	715
Equity instruments[1]	760	609	126	45	1,540	758	643	116	42	1,559
Investment-grade bonds[2]
Government	1,107	989[3]	417	56	2,569	1,115	1,618	426	36	3,195
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Non-investment-grade bonds
Government	0	0	0	5	5	0	0	0	3	3
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Securitized and other Debt Investments	0	0	0	0	0	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	0	0	0	0	0
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0	0	0	0
Derivatives (Market Value)
Interest rate	0	1	(15)	0	(14)	0	34	(19)	8	23
Credit	0	(107)	0	0	(107)	0	1	0	0	1
Inflation	0	0	0	11	11	0	(125)	0	10	(115)
Foreign exchange	0	4	0	0	4	0	4	0	0	4
Other	1	0	0	0	1	4	0	0	0	4
Total fair value of quoted plan assets	2,094	2,000	591	143	4,828	2,216	2,467	577	129	5,389

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

[3]The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.

Regional Asset Break Down [text block table]
	Dec 31, 2020
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(7)	396	170	308	20	31	918
Equity instruments	209	70	703	270	336	103	1,691
Government bonds (investment-grade and above)	1,018	979	470	1,150	292	557	4,466
Government bonds (non-investment-grade)	2	0	0	7	11	100	120
Non-government bonds (investment-grade and above)	639	1,601	2,685	3,265[1]	554	79	8,823
Non-government bonds (non-investment-grade)	1	52	46	292	8	8	407
Securitized and other Debt Investments	1	99	82	12	0	2	196
Subtotal	1,863	3,197	4,156	5,304	1,221	880	16,621
Share (in %)	11%	19%	25%	32%	7%	5%	100%
Other asset categories							3,836[2]
Fair value of plan assets							20,457

[1]Majority of this amount relates to bonds of French, Dutch and Italian corporates.

[2]The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.

	Dec 31, 2019
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	5	224	122	342	27	33	753
Equity instruments	186	101	703	285	291	121	1,687
Government bonds (investment-grade and above)	868	1,477	550	1,003	329	548	4,775
Government bonds (non-investment-grade)	0	6	1	7	13	122	149
Non-government bonds (investment-grade and above)	738	2,110	2,662	3,201[1]	612	86	9,409
Non-government bonds (non-investment-grade)	4	45	24	297	41	6	417
Securitized and other Debt Investments	1	98	104	14	6	3	226
Subtotal	1,802	4,061	4,166	5,149	1,319	919	17,416
Share (in %)	10%	23%	24%	30%	8%	5%	100%
Other asset categories							2,239
Fair value of plan assets							19,655

[1]Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

Sensitivity Analysis on Funded Status [text block table]

	Dec 31, 2020				Dec 31, 2019
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Interest rate (–50 bp):
(Increase) in DBO	(970)	(520)	(45)	(60)	(970)	(500)	(45)	(60)
Expected increase in plan assets[1]	895	400	35	25	875	530	30	25
Expected net impact on funded status (de-) increase	(75)	(120)	(10)	(35)	(95)	30	(15)	(35)

Interest rate (+50 bp):
Decrease in DBO	900	470	40	55	905	450	30	55
Expected (decrease) in plan assets[1]	(895)	(400)	(35)	(25)	(875)	(530)	(30)	(25)
Expected net impact on funded status (de-) increase	5	70	5	30	30	(80)	0	30

Credit spread (–50 bp):
(Increase) in DBO	(970)	(520)	(75)	(65)	(970)	(500)	(80)	(65)
Expected increase in plan assets[1]	760	120	15	10	620	145	15	10
Expected net impact on funded status (de-) increase	(210)	(400)	(60)	(55)	(350)	(355)	(65)	(55)

Credit spread (+50 bp):
Decrease in DBO	900	470	70	60	905	450	75	60
Expected (decrease) in plan assets[1]	(760)	(120)	(15)	(10)	(620)	(145)	(15)	(10)
Expected net impact on funded status (de-) increase	140	350	55	50	285	305	60	50

Rate of price inflation (–50 bp):[2]
Decrease in DBO	320	390	0	20	335	360	0	20
Expected (decrease) in plan assets[1]	(235)	(255)	0	(10)	(185)	(305)	0	(10)
Expected net impact on funded status (de-) increase	85	135	0	10	150	55	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(330)	(425)	0	(20)	(345)	(385)	0	(20)
Expected increase in plan assets[1]	235	255	0	10	185	305	0	10
Expected net impact on funded status (de-) increase	(95)	(170)	0	(10)	(160)	(80)	0	(10)

Rate of real increase in future compensation levels (–50 bp):
Decrease in DBO, net impact on funded status	60	10	0	15	60	15	0	10

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(60)	(10)	0	(15)	(60)	(15)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(325)	(160)	(30)	(15)	(320)	(145)	(30)	(15)

[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.

[2]Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.

[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy.

Expected Cash Flows [text block table]

2021
in € m.	Total
Expected contributions to
Defined benefit plan assets	285
BVV	60
Other defined contribution plans	245
Expected benefit payments for unfunded defined benefit plans	25
Expected total cash flow related to post-employment benefits	615

Expenses for Defined Benefit Plans (Impact on Expense) [text block table]

in € m.	2020	2019	2018
Expenses for defined benefit plans:
Service cost[1]	246	272	259
Net interest cost (income)	5	2	4
Total expenses defined benefit plans	251	274	263
Expenses for defined contribution plans:
BVV	60	63	62
Other defined contribution plans	243	244	246
Total expenses for defined contribution plans	303	307	308
Total expenses for post-employment benefit plans	554	581	571
Employer contributions to state-mandated pension plans
Pensions related payments social security in Germany	233	231	236
Contributions to pension fund for Postbank´s postal civil servants	79	85	88
Further pension related state-mandated benefit plans	245	249	246
Total employer contributions to state-mandated benefit plans	557	565	570
Expenses for share-based payments:
Expenses for share-based payments, equity settled[2]	318	549	560
Expenses for share-based payments, cash settled[2]	49	39	1
Expenses for cash retention plans[2]	329	516	481
Expenses for severance payments[3]	184	92	137

[1]Severance related items under Service Costs were reclassified to Expenses for Severance payments. Therefore previous periods were adjusted as well.

[2]Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.

[3]Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments. Prior year numbers have been restated.